Prepayments, Other Receivables and Other Assets - Schedule of Allowance for ECLs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments Other Receivables And Other Assets [Line Items]
Impairment losses, net	¥ (35,240,000)	¥ (3,088,000)	¥ (2,875,000)
Prepayments Other Receivables and Other Assets
Prepayments Other Receivables And Other Assets [Line Items]
At the beginning of the year	(806,000)
Impairment losses, net	(257,000)	(806,000)
Amount written off as uncollectible	¥ 1,063,000
At the end of the year		¥ (806,000)